Guarantees, commitments and risks (Details 2) - EUR (€) € in Thousands		Dec. 31, 2017	Dec. 31, 2016
Interest rate risk [member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Value at risk	[1]	€ 2,580	€ 3,420
Exchange rate [Member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Value at risk	[1]	260	170
Top of range [member] | Interest rate risk [member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Value at risk	[1]	3,760	5,270
Top of range [member] | Exchange rate [Member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Value at risk	[1]	570	340
Bottom Of Range [Member] | Interest rate risk [member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Value at risk	[1]	1,720	2,550
Bottom Of Range [Member] | Exchange rate [Member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Value at risk	[1]	80	40
Weighted Average [Member] | Interest rate risk [member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Value at risk	[1]	2,380	3,620
Weighted Average [Member] | Exchange rate [Member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Value at risk	[1]	€ 220	€ 140

[1]	Value at risk deriving from interest and exchange rates exposures include the following finance department: Eni Corporate Treasury Department, Eni Finance International SA, Banque Eni SA and Eni Finance USA Inc.